PROFUNDS

UltraLatin America ProFund (UBPIX / UBPSX)
UltraShort Latin America ProFund (UFPIX / UFPSX)
UltraEmerging Markets ProFund (UUPIX / UUPSX)
UltraShort Emerging Markets ProFund (UVPIX / UVPSX)
UltraChina ProFund (UGPIX / UGPSX)
UltraShort China ProFund (UHPIX / UHPSX)

(each a “Fund” and, collectively, the “Funds”)

Supplement dated March 23, 2022
to the Funds’ Summary Prospectus, Statutory Prospectus and Statement of Additional
Information dated November 30, 2021, each as supplemented or amended
* * * * *
The name of the Index for each of the Funds will change effective April 1, 2022. At that time, references to the Current Index name will be replaced with the New Index name. The name change does not impact the Index methodology. The Current Index name and New Index name are listed in the table below.
Fund	Current Index	New Index
UltraLatin America ProFund	S&P/BNY Mellon Latin America 35 ADRSM Index (USD)	S&P Latin America 35 ADR Index (USD)
UltraShort Latin America ProFund	S&P/BNY Mellon Latin America 35 ADRSM Index (USD)	S&P Latin America 35 ADR Index (USD)
UltraEmerging Markets ProFund	S&P/BNY Mellon Emerging 50 ADRSM Index (USD)	S&P Emerging 50 ADR Index (USD)
UltraShort Emerging Markets ProFund	S&P/BNY Mellon Emerging 50 ADRSM Index (USD)	S&P Emerging 50 ADR Index (USD)
UltraChina ProFund	S&P/BNY Mellon China Select ADRSM Index (USD)	S&P China Select ADR Index (USD)
UltraShort China ProFund	S&P/BNY Mellon China Select ADRSM Index (USD)	S&P China Select ADR Index (USD)
For more information, please contact the Fund at 1-888-776-3637.
Please retain this supplement for future reference.

PROFUNDS

ProFund VP Emerging Markets
ProFund VP Short Emerging Markets

(each a “Fund” and, collectively, the “Funds”)

Supplement dated March 23, 2022
to the Funds’ Summary Prospectus, Statutory Prospectus and Statement of Additional
Information dated May 1, 2021, each as supplemented or amended
* * * * *
The name of the Index for each of the Funds will change effective April 1, 2022. At that time, references to the Current Index name will be replaced with the New Index name. The name change does not impact the Index methodology. The Current Index name and New Index name are listed in the table below.
Fund	Current Index	New Index
ProFund VP Emerging Markets	S&P/BNY Mellon Emerging 50 ADR Index (USD)	S&P Emerging 50 ADR Index (USD)
ProFund VP Short Emerging Markets	S&P/BNY Mellon Emerging 50 ADR Index (USD)	S&P Emerging 50 ADR Index (USD)
For more information, please contact the Fund at 1-888-776-3637.
Please retain this supplement for future reference.